Leases (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Base rent expense	$ 4,570
Right of use asset		$ 314,819		$ 314,819		$ 504,811	$ 297,555
Lease liability		329,394		329,394		524,142
Operating lease expense						213,534	138,474
Security deposit		10,000		10,000		10,000	10,000
Depreciation of finance lease assets						147,435	166,676
Finance lease interest expense						8,393	13,770
Operating lease expense		$ 80,019	$ 81,926	$ 251,370	$ 165,934	$ 253,311	$ 159,122
Minimum [Member]
Property, Plant and Equipment [Line Items]
Capital leases term		59 months		59 months		59 months
Finance lease annual interest		4.00%		4.00%		4.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Capital leases term		83 months		83 months		83 months
Finance lease annual interest		5.00%		5.00%		6.00%
New Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Base rent expense				$ 11,855		$ 11,855.42
Increased base rent percentage						2.50%
Right of use asset		$ 229,400		229,400		$ 399,372
Lease liability		$ 240,126		$ 240,126		$ 399,372
Lessee, operating lease, option to terminate				In May 2021, we entered into a new lease agreement for our office and warehouse space that expires in May 2024. The Company shall have the option to terminate the lease after 12 months and 24 months from the commencement date		In May 2021, we entered into a new lease agreement for our office and warehouse space that expires in May 2024. The Company shall have the option to terminate the lease after 12 months and 24 months from the commencement date.
Recognized a right of use asset and lease liabilities						$ 399,372
Right of use asset						326,403
Lease liability						$ 338,932
Increased base rent percentage		2.50%		2.50%
Office Facility [Member]
Property, Plant and Equipment [Line Items]
Lessee, operating lease, description				We have a noncancelable operating lease entered into in November 2016 for our office facility that expired in July 2021and has renewal options to May 2023. The monthly “Base Rent” is $10,392 and the Base Rent is increased by 2.5% each year. During the year ended December 31, 2021, the Company exercised its option and extended the lease to May 31, 2023		We have a noncancelable operating lease entered into in November 2016 for our office facility that expires in July 2021 and has renewal options to May 2023. The monthly “Base Rent” is $10,392 and the Base Rent is increased by 2.5% each year. During the year ended December 31, 2021, the company exercised its option and extended the lease to May 31, 2023
Base rent expense				$ 10,392		$ 10,392
Increased base rent percentage						2.50%
Right of use asset		$ 85,419		85,419		$ 178,408
Lease liability		$ 89,268		$ 89,268		$ 185,210
Increased base rent percentage		2.50%		2.50%